Investment Portfolio	as of September 30, 2019 (Unaudited)

DWS Small Mid Cap Value VIP

	Shares	Value ($)
Common Stocks 98.4%
Communication Services 3.6%
Entertainment 1.5%
AMC Entertainment Holdings, Inc. "A" (a)	55,055	589,088
Eros International PLC* (a)	49,271	94,108
Walt Disney Co.	5,032	655,770
		1,338,966
Media 2.1%
Interpublic Group of Companies, Inc.	89,764	1,935,312
Consumer Discretionary 11.1%
Automobiles 2.0%
Winnebago Industries, Inc.	47,921	1,837,770
Diversified Consumer Services 3.3%
Regis Corp.*	105,636	2,135,960
WW International, Inc.*	21,998	831,964
		2,967,924
Hotels, Restaurants & Leisure 2.0%
Aramark	42,196	1,838,902
Leisure Products 0.8%
Brunswick Corp.	14,307	745,681
Multiline Retail 0.5%
Kohl's Corp.	8,100	402,246
Specialty Retail 0.6%
The Michaels Companies, Inc.*	50,035	489,843
Textiles, Apparel & Luxury Goods 1.9%
Columbia Sportswear Co.	17,354	1,681,429
Consumer Staples 3.5%
Food Products 1.3%
Conagra Brands, Inc.	17,736	544,140
Lamb Weston Holdings, Inc.	8,666	630,192
		1,174,332
Household Products 1.8%
Central Garden & Pet Co.*	54,615	1,596,396
Tobacco 0.4%
Vector Group Ltd.	35,609	424,099
Energy 3.9%
Energy Equipment & Services 1.1%
C&J Energy Services, Inc.*	43,500	466,755
Patterson-UTI Energy, Inc.	54,471	465,727
		932,482
Oil, Gas & Consumable Fuels 2.8%
Gulfport Energy Corp.*	177,539	481,131
HollyFrontier Corp.	3,763	201,847
Murphy Oil Corp.	5,783	127,862
Peabody Energy Corp.	60,187	885,953
SandRidge Energy, Inc.*	61,148	287,396
WPX Energy, Inc.*	52,173	552,512
		2,536,701
Financials 22.5%
Banks 11.7%
Bank of America Corp.	26,170	763,379
Eagle Bancorp., Inc.	28,517	1,272,429
East West Bancorp., Inc.	15,049	666,520
Great Western Bancorp., Inc.	44,862	1,480,446
Hancock Whitney Corp.	46,301	1,773,097
JPMorgan Chase & Co.	8,444	993,774
Pacific Premier Bancorp., Inc.	33,715	1,051,571
Sterling Bancorp.	66,324	1,330,459
UMB Financial Corp.	18,452	1,191,630
		10,523,305
Capital Markets 0.3%
E*TRADE Financial Corp.	5,899	257,727
Consumer Finance 0.6%
EZCORP, Inc. "A"*	84,871	547,842
Insurance 6.0%
American Financial Group, Inc.	5,290	570,527
Assurant, Inc.	9,527	1,198,687
Brown & Brown, Inc.	51,769	1,866,790
Globe Life, Inc.*	9,200	880,992
MBIA, Inc.*	99,772	920,896
		5,437,892
Mortgage Real Estate Investment Trusts (REITs) 2.0%
Blackstone Mortgage Trust, Inc. ,"A" (a)	24,538	879,687
Ellington Financial, Inc.	25,520	461,146
PennyMac Mortgage Investment Trust	20,585	457,605
		1,798,438
Thrifts & Mortgage Finance 1.9%
Walker & Dunlop, Inc.	29,822	1,667,945
Health Care 5.9%
Health Care Equipment & Supplies 1.5%
Invacare Corp.	179,445	1,345,837
Health Care Providers & Services 0.8%
Premier, Inc. "A"*	26,798	774,998
Life Sciences Tools & Services 3.3%
Bruker Corp.	42,574	1,870,276
PerkinElmer, Inc.	12,605	1,073,568
		2,943,844
Pharmaceuticals 0.3%
Mallinckrodt PLC* (a)	113,663	273,928
Industrials 12.2%
Aerospace & Defense 0.9%
Teledyne Technologies, Inc.*	2,407	775,030
Building Products 1.1%
Simpson Manufacturing Co., Inc.	14,345	995,113
Commercial Services & Supplies 1.2%
IAA, Inc.*	9,289	387,630
Interface, Inc.	47,907	691,777
		1,079,407
Construction & Engineering 1.0%
Great Lakes Dredge & Dock Corp.*	45,105	471,347
Jacobs Engineering Group, Inc.	5,166	472,689
		944,036
Electrical Equipment 2.3%
EnerSys	32,194	2,122,872
Machinery 3.5%
Federal Signal Corp.	63,921	2,092,774
Hillenbrand, Inc.	34,641	1,069,714
		3,162,488
Professional Services 1.3%
ICF International, Inc.	8,417	710,984
Nielsen Holdings PLC	20,115	427,444
		1,138,428
Road & Rail 0.9%
Hertz Global Holdings, Inc.*	55,813	772,452
Information Technology 9.0%
Communications Equipment 0.5%
CommScope Holding Co., Inc.*	35,809	421,114
Electronic Equipment, Instruments & Components 2.3%
Insight Enterprises, Inc.*	37,400	2,082,806
IT Services 2.7%
Alliance Data Systems Corp.	3,213	411,681
Euronet Worldwide, Inc.*	4,659	681,612
Leidos Holdings, Inc.	15,800	1,356,904
		2,450,197
Semiconductors & Semiconductor Equipment 1.5%
Marvell Technology Group Ltd.	36,100	901,417
ON Semiconductor Corp.*	24,024	461,501
		1,362,918
Software 2.0%
Verint Systems, Inc.*	40,775	1,744,355
Materials 6.2%
Chemicals 0.9%
Kraton Corp.*	24,688	797,176
Metals & Mining 5.3%
Cleveland-Cliffs, Inc. (a)	142,611	1,029,651
Coeur Mining, Inc.*	134,562	647,243
Steel Dynamics, Inc.	57,745	1,720,801
SunCoke Energy, Inc.*	87,242	492,045
Warrior Met Coal, Inc.	45,896	895,890
		4,785,630
Real Estate 14.6%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	18,341	1,341,644
Alexander & Baldwin, Inc.*	19,251	471,842
Colony Capital, Inc.	82,585	497,162
Duke Realty Corp.	35,999	1,222,886
Easterly Government Properties, Inc.	71,737	1,527,998
Gaming and Leisure Properties, Inc.	28,066	1,073,244
Highwoods Properties, Inc.	28,870	1,297,418
Pebblebrook Hotel Trust	54,793	1,524,341
SITE Centers Corp.	71,120	1,074,623
STAG Industrial, Inc.	56,593	1,668,362
WP Carey, Inc.	15,846	1,418,217
		13,117,737
Utilities 5.9%
Electric Utilities 3.9%
Alliant Energy Corp.	12,910	696,236
IDACORP, Inc.	18,329	2,065,129
Pinnacle West Capital Corp.	7,533	731,228
		3,492,593
Gas Utilities 2.0%
ONE Gas, Inc.	18,958	1,822,053
Total Common Stocks (Cost $84,796,743)		88,540,244
Securities Lending Collateral 3.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (b) (c) (Cost $2,795,289)	2,795,289	2,795,289
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 1.96% (b) (Cost $1,554,663)	1,554,663	1,554,663
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $89,146,695)	103.2	92,890,196
Other Assets and Liabilities, Net	(3.2)	(2,857,637)
Net Assets	100.0	90,032,559

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2019	Value ($) at 9/30/2019
Securities Lending Collateral 3.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (b) (c)
—	2,795,289(d)	—	—	—	22,513	—	2,795,289	2,795,289
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 1.96% (b)
2,497,809	10,231,576	11,174,722	—	—	31,448	—	1,554,663	1,554,663
2,497,809	13,026,865	11,174,722	—	—	53,961	—	4,349,952	4,349,952

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2019 amounted to $2,740,917, which is 3.0% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2019.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$88,540,244	$—	$—	$88,540,244
Short-Term Investments (e)	4,349,952	—	—	4,349,952
Total	$92,890,196	$—	$—	$92,890,196

(e)	See Investment Portfolio for additional detailed categorizations.